Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000246381 [Member]
Shareholder Report [Line Items]
Fund Name	Honeytree U.S. Equity ETF
Class Name	Honeytree U.S. Equity ETF
Trading Symbol	BEEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Honeytree U.S. Equity ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://honeytreeinvestetfs.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://honeytreeinvestetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 7,593,115
Holdings Count | holding	26
Advisory Fees Paid, Amount	$ 24,287
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.9%
Information Technology	18.7%
Financials	13.2%
Materials	12.8%
Health Care	11.3%
Consumer Discretionary	8.1%
Consumer Staples	3.8%
Real Estate	3.7%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Cboe Global Markets, Inc.	4.7%
Intuit, Inc.	4.5%
Fastenal Co.	4.5%
AptarGroup, Inc.	4.4%
Tractor Supply Co.	4.3%
Visa, Inc. - Class A	4.3%
Cintas Corp.	4.3%
Linde PLC	4.3%
Broadridge Financial Solutions, Inc.	4.3%
Mastercard, Inc. - Class A	4.2%